Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Computers, equipment and furniture	41,179	40,665
Motor vehicles	5,461	3,869
Leasehold improvements	47,966	45,259
Total	94,606	89,793
Less: accumulated depreciation	(87,369)	(85,353)
Net book value	7,237	4,440
Depreciation expenses for the years ended December 31, 2022, 2023 and 2024 were RMB11.4 million, RMB5.7 million and RMB3.7 million, respectively